AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 67.4%
Information Technology – 19.4%
Communications Equipment – 0.2%
Accton Technology Corp.	14,000	$238,273
ZTE Corp. - Class H	5,400	11,895

		250,168

Electronic Equipment, Instruments & Components – 1.8%
Hon Hai Precision Industry Co., Ltd.	323,000	2,126,607
Largan Precision Co., Ltd.	1,000	84,390
Synnex Technology International Corp.	3,000	6,752
Tripod Technology Corp.	10,000	67,128
WPG Holdings Ltd.(a)	30,000	82,968

		2,367,845

IT Services – 0.2%
Arabian Internet & Communications Services Co.	137	10,668
Tata Consultancy Services Ltd.	6,514	304,314

		314,982

Semiconductors & Semiconductor Equipment – 10.5%
Broadcom, Inc.	1,277	2,050,262
King Yuan Electronics Co., Ltd.	58,000	211,908
MediaTek, Inc.	66,000	2,842,515
Novatek Microelectronics Corp.	73,000	1,361,435
Realtek Semiconductor Corp.(a)	44,000	738,374
SK Hynix, Inc.	2,742	465,341
Taiwan Semiconductor Manufacturing Co., Ltd.	216,000	6,399,567

		14,069,402

Software – 0.1%
Oracle Financial Services Software Ltd.	875	103,560

Technology Hardware, Storage & Peripherals – 6.6%
Advantech Co., Ltd.	39,000	444,007
Asia Vital Components Co., Ltd.	20,000	468,322
Asustek Computer, Inc.	113,000	1,729,565
Catcher Technology Co., Ltd.	11,000	78,578
Chicony Electronics Co., Ltd.	13,000	68,396
Compal Electronics, Inc.(a)	71,000	75,686
Lenovo Group Ltd. - Class H	54,000	75,783
Samsung Electronics Co., Ltd.	80,477	4,736,379
Samsung Electronics Co., Ltd. (Preference Shares)	1,856	85,222
Shenzhen Transsion Holdings Co., Ltd. - Class A	39,101	409,152
Wiwynn Corp.	9,000	728,887

		8,899,977

		26,005,934

Financials – 17.7%
Banks – 13.4%
Absa Group Ltd.	9,909	86,298
Abu Dhabi Islamic Bank PJSC	112,798	355,622
Agricultural Bank of China Ltd. - Class H	774,000	330,372
Akbank TAS	40,177	78,804
Banco de Chile	297,947	33,893
Banco del Bajio SA(a) (b)	23,600	71,980
Banco do Brasil SA	353,800	1,690,488
Bancolombia SA	2,786	23,693
Bancolombia SA (Preference Shares)	9,410	77,261
Bank Mandiri Persero Tbk PT	445,500	166,668
Bank of Baroda	26,000	85,586
Bank of Chengdu Co., Ltd. - Class A	37,500	77,996
Bank of China Ltd. - Class H	169,000	83,284
Bank of Hangzhou Co., Ltd. - Class A(a)	6,800	12,144
Bank Polska Kasa Opieki SA	4,554	189,487
Canara Bank	58,759	84,031
China CITIC Bank Corp., Ltd. - Class H	132,000	84,572

Company	Shares	U.S. $ Value

China Construction Bank Corp. - Class A(a)	78,100	$79,131
China Construction Bank Corp. - Class H	3,382,000	2,500,049
China Everbright Bank Co., Ltd. - Class H	255,000	79,262
China Merchants Bank Co., Ltd. - Class A(a)	197,400	923,405
China Merchants Bank Co., Ltd. - Class H	274,000	1,245,095
Credicorp Ltd.	494	79,697
Emirates NBD Bank PJSC	212,389	954,103
Grupo Financiero Banorte SAB de CV	8,600	66,929
Huaxia Bank Co., Ltd. - Class A	83,100	72,808
ICICI Bank Ltd.(a)	187,313	2,690,790
Industrial Bank of Korea	8,357	85,079
ING Bank Slaski SA(a)	869	65,623
Itau Unibanco Holding SA	2,000	10,050
Itau Unibanco Holding SA (Preference Shares)	175,600	1,018,085
KB Financial Group, Inc.	32,232	1,833,361
Komercni Banka AS	2,110	70,490
Metropolitan Bank & Trust Co.	14,600	16,852
Nedbank Group Ltd.	6,348	89,868
OTP Bank Nyrt	1,656	82,142
Sberbank of Russia PJSC(c)	138,696	0
SCB X PCL	28,400	79,711
SinoPac Financial Holdings Co., Ltd.(a)	224	176
Standard Bank Group Ltd.	8,158	94,991
State Bank of India	216,482	2,198,925
Turkiye Is Bankasi AS - Class C	106,408	51,648
Yapi ve Kredi Bankasi AS	77,038	79,740

		18,000,189

Capital Markets – 1.2%
China Cinda Asset Management Co., Ltd. - Class H	793,000	65,917
China Galaxy Securities Co., Ltd. - Class A(a)	1,000	1,484
HDFC Asset Management Co., Ltd.(b)	26,817	1,285,262
Korea Investment Holdings Co., Ltd.	1,635	82,662
NH Investment & Securities Co., Ltd.	9,200	84,508
Samsung Securities Co., Ltd.	2,850	82,038

		1,601,871

Financial Services – 0.2%
Far East Horizon Ltd. - Class H	105,000	68,305
Meritz Financial Group, Inc.	864	49,471
Power Finance Corp., Ltd.(a)	13,426	77,947
REC Ltd.	12,042	75,686

		271,409

Insurance – 2.9%
BB Seguridade Participacoes SA	244,500	1,440,294
Bupa Arabia for Cooperative Insurance Co.	1,725	118,170
China Taiping Insurance Holdings Co., Ltd. - Class H	72,400	73,807
DB Insurance Co., Ltd.	931	77,136
Hyundai Marine & Fire Insurance Co., Ltd.	26,192	654,544
PICC Property & Casualty Co., Ltd. - Class H	140,000	173,566
Samsung Fire & Marine Insurance Co., Ltd.	4,726	1,329,368

		3,866,885

		23,740,354

Consumer Discretionary – 11.1%
Automobile Components – 0.1%
Hankook Tire & Technology Co., Ltd.	2,529	82,645

Automobiles – 3.8%
Bajaj Auto Ltd.	18,242	2,073,928
Hero MotoCorp Ltd.	1,332	89,119
Hyundai Motor Co.	383	81,678
Hyundai Motor Co. (Preference Shares)	1,427	188,494
Kia Corp.	24,788	2,319,447
Tata Motors Ltd.	6,613	78,334
Tata Motors Ltd. (A-DVR)	10,837	86,381
TVS Motor Co., Ltd.	3,039	85,887
Yadea Group Holdings Ltd. - Class H(b)	36,000	45,291

		5,048,559

Company	Shares	U.S. $ Value

Broadline Retail – 2.9%
Alibaba Group Holding Ltd. - Class H	20,100	$181,158
JD.com, Inc. - Class H	26,604	345,513
MercadoLibre, Inc.(a)	553	908,800
MINISO Group Holding Ltd. - Class H	7,400	35,240
PDD Holdings, Inc. (ADR)(a)	18,638	2,477,922

		3,948,633

Diversified Consumer Services – 0.2%
New Oriental Education & Technology Group, Inc. - Class H(a)	35,600	273,626

Hotels, Restaurants & Leisure – 0.9%
H World Group Ltd. - Class H	17,100	56,884
Haidilao International Holding Ltd. - Class H(b)	36,000	64,663
Indian Hotels Co., Ltd.	3,855	28,745
Meituan - Class H(a) (b)	71,600	1,017,743
Trip.com Group Ltd. (ADR)(a)	1,153	54,191

		1,222,226

Household Durables – 0.7%
Coway Co., Ltd.	357	16,548
Gree Electric Appliances, Inc. of Zhuhai - Class A(a)	29,400	157,875
Hisense Visual Technology Co., Ltd. - Class A(a)	114,300	387,145
Midea Group Co., Ltd. - Class A	46,900	413,847
Zhejiang Supor Co., Ltd. - Class A	4,400	30,196

		1,005,611

Specialty Retail – 1.3%
HLA Group Corp., Ltd. - Class A	958,900	1,211,626
Jarir Marketing Co.	21,839	73,828
Topsports International Holdings Ltd. - Class H(b)	95,000	50,445
Vibra Energia SA	93,700	350,321

		1,686,220

Textiles, Apparel & Luxury Goods – 1.2%
ANTA Sports Products Ltd. - Class H	65,800	629,311
Bosideng International Holdings Ltd. - Class H	1,490,000	927,392

		1,556,703

		14,824,223

Communication Services – 6.8%
Diversified Telecommunication Services – 0.0%
LG Uplus Corp.	10,060	71,646

Entertainment – 1.9%
International Games System Co., Ltd.(a)	21,000	874,782
NetEase, Inc. - Class H	87,400	1,668,984

		2,543,766

Interactive Media & Services – 2.8%
Tencent Holdings Ltd. - Class H	79,200	3,757,274
Yandex NV - Class A(a) (c) (d)	11,500	0

		3,757,274

Media – 0.1%
Cheil Worldwide, Inc.	6,026	80,298

Wireless Telecommunication Services – 2.0%
Etihad Etisalat Co.	44,913	638,859
PLDT, Inc.	665	16,305
SK Telecom Co., Ltd.	43,878	1,638,281
Tencent Music Entertainment Group (ADR)	25,312	355,633

		2,649,078

		9,102,062

Industrials – 2.6%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.(a)	23,442	86,757
Hindustan Aeronautics Ltd.(b)	1,356	85,585

		172,342

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.0%
Hyundai Glovis Co., Ltd.	287	$45,522

Electrical Equipment – 0.1%
Polycab India Ltd.	706	56,974
Sungrow Power Supply Co., Ltd. - Class A	2,660	22,571

		79,545

Industrial Conglomerates – 0.2%
Astra International Tbk PT	297,700	80,927
CITIC Ltd. - Class H	60,000	54,527
GS Holdings Corp.	2,566	87,126
Quinenco SA	1,783	5,845
Sime Darby Bhd	133,900	74,281

		302,706

Machinery – 1.7%
Ashok Leyland Ltd.	30,898	89,439
Cummins India Ltd.	1,786	84,811
Doosan Bobcat, Inc.	1,036	38,355
Weichai Power Co., Ltd. - Class A	37,100	82,502
Yutong Bus Co., Ltd. - Class A	531,300	1,877,642
Zhejiang Dingli Machinery Co., Ltd. - Class A	8,800	72,668

		2,245,417

Marine Transportation – 0.1%
COSCO SHIPPING Holdings Co., Ltd. - Class A	38,200	81,081
COSCO SHIPPING Holdings Co., Ltd. - Class H	5,100	8,902
Evergreen Marine Corp. Taiwan Ltd.	12,000	71,390

		161,373

Passenger Airlines – 0.1%
Eva Airways Corp.	72,000	84,516
Latam Airlines Group SA	3,492,032	47,646

		132,162

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(a) (c) (d)	18,930	0

Trading Companies & Distributors – 0.1%
BOC Aviation Ltd. - Class H(b)	6,700	47,858
Horizon Construction Development Ltd. - Class H(a)	19,444	3,735

		51,593

Transportation Infrastructure – 0.2%
Grupo Aeroportuario del Pacifico SAB de CV	1,805	28,367
Grupo Aeroportuario del Sureste SAB de CV	460	13,868
International Container Terminal Services, Inc.	14,000	83,557
Salik Co. PJSC	71,795	65,843
Zhejiang Expressway Co., Ltd. - Class H	122,000	82,104

		273,739

		3,464,399

Real Estate – 2.4%
Real Estate Management & Development – 2.4%
Aldar Properties PJSC	328,908	560,567
Emaar Development PJSC	235,827	513,645
Emaar Properties PJSC	963,452	2,150,914

		3,225,126

Materials – 2.2%
Chemicals – 0.7%
PhosAgro PJSC (GDR REG S)(a) (c) (d) (e)	4,393	0
PhosAgro PJSC (GDR)(a) (c) (d) (e)	28	0
SABIC Agri-Nutrients Co.	2,864	86,174
Saudi Aramco Base Oil Co.	2,324	81,510
Yunnan Yuntianhua Co., Ltd. - Class A	288,400	766,297

		933,981

Construction Materials – 0.4%
GCC SAB de CV	48,519	457,370

Company	Shares	U.S. $ Value

Metals & Mining – 1.1%
Aluminum Corp. of China Ltd. - Class H	776,000	$528,537
China Hongqiao Group Ltd. - Class H	50,395	76,051
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. - Class A	25,700	71,041
Hunan Valin Steel Co., Ltd. - Class A	68,400	41,465
Jiangxi Copper Co., Ltd. - Class A(a)	21,900	70,850
Jiangxi Copper Co., Ltd. - Class H	37,000	73,647
Kumba Iron Ore Ltd.	2,884	69,688
MMC Norilsk Nickel PJSC (ADR)(a) (c) (d)	3,568	0
NMDC Ltd.(a)	26,027	76,869
Polyus PJSC (GDR)(a) (c) (d) (e)	284	0
Vale SA	6,700	74,574
Vedanta Ltd.	15,077	82,013
Western Mining Co., Ltd. - Class A	132,700	325,531
YongXing Special Materials Technology Co., Ltd. - Class A	2,200	10,758

		1,501,024

		2,892,375

Consumer Staples – 2.1%
Consumer Staples Distribution & Retail – 0.5%
BIM Birlesik Magazalar AS	37,150	620,025
Nahdi Medical Co.	2,306	80,653

		700,678

Food & Staples Retailing – 0.0%
Magnit PJSC(a) (c) (d)	1,178	0

Food Products – 0.1%
China Feihe Ltd. - Class H(b)	162,384	74,911

Household Products – 0.4%
Colgate-Palmolive Co.	5,507	534,399
Kimberly-Clark de Mexico SAB de CV	14,500	25,006

		559,405

Personal Care Products – 1.1%
Colgate-Palmolive India Ltd.	44,375	1,506,844

Tobacco – 0.0%
Eastern Co. SAE	51,947	19,663

		2,861,501

Energy – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
Adaro Energy Indonesia Tbk PT	495,400	84,407
Bharat Petroleum Corp., Ltd.(a)	46,636	169,706
China Coal Energy Co., Ltd. - Class H	67,000	78,254
Coal India Ltd.(a)	14,545	82,458
Gazprom PJSC(a) (c) (d)	153,780	0
Hindustan Petroleum Corp., Ltd.	19,105	75,973
Indian Oil Corp., Ltd.	41,493	82,094
LUKOIL PJSC(c) (d) (f)	18,789	0
Motor Oil Hellas Corinth Refineries SA	1,315	33,011
Oil India Ltd.(a)	1,851	15,998
PetroChina Co., Ltd. - Class H	838,000	846,175
Petroleo Brasileiro SA	8,300	59,955
Petroleo Brasileiro SA (Preference Shares)	52,200	355,309
Turkiye Petrol Rafinerileri AS	14,271	72,328
United Tractors Tbk PT	58,900	78,974
Yankuang Energy Group Co., Ltd. - Class H	44,200	63,045

		2,097,687

Utilities – 1.2%
Electric Utilities – 0.6%
CPFL Energia SA	11,700	68,503
Enel Chile SA	1,402,178	79,120
Manila Electric Co.	13,010	81,245
Power Grid Corp. of India Ltd.(a)	158,956	630,180

		859,048

Gas Utilities – 0.2%
ENN Natural Gas Co., Ltd. - Class A(a)	32,000	91,097

Company	Shares		U.S. $ Value

GAIL India Ltd.		73,288	$192,829

			283,926

Independent Power and Renewable Electricity Producers – 0.3%
Adani Power Ltd.(a)		10,083	86,496
NTPC Ltd.(a)		47,157	214,327
Shenergy Co., Ltd. - Class A		67,200	81,250

			382,073

Multi-Utilities – 0.1%
YTL Corp. Bhd		51,700	37,705
YTL Power International Bhd		33,800	34,416

			72,121

			1,597,168

Health Care – 0.3%
Health Care Equipment & Supplies – 0.2%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A		6,700	266,794

Pharmaceuticals – 0.1%
CSPC Pharmaceutical Group Ltd. - Class H		96,000	76,454
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A		15,600	67,684

			144,138

			410,932

Total Common Stocks (cost $70,769,935)			90,221,761

	Principal Amount (000)

FIXED INCOME – 24.4%
Sovereign Bonds – 12.2%
Abu Dhabi Government International Bond 3.125%, 09/30/2049(b)	U.S.$	390	272,147
Angolan Government International Bond 8.00%, 11/26/2029(b)		205	184,244
9.125%, 11/26/2049(b)		320	262,500
Argentine Republic Government International Bond 0.75%, 07/09/2030(g)		155	86,955
1.00%, 07/09/2029		236	135,049
3.50%, 07/09/2041(g)		90	35,273
3.625%, 07/09/2035(g)		131	55,182
4.25%, 01/09/2038(g)		897	411,678
Chile Government International Bond 5.33%, 01/05/2054		319	301,455
Colombia Government International Bond 3.125%, 04/15/2031		282	222,216
4.125%, 02/22/2042		203	132,863
5.00%, 06/15/2045		200	140,500
7.50%, 02/02/2034		350	350,175
8.00%, 11/14/2035		205	210,535
Costa Rica Government International Bond 7.16%, 03/12/2045(b)		200	206,375
Dominican Republic International Bond 4.875%, 09/23/2032(b)		380	340,813
6.875%, 01/29/2026(b)		270	273,037
8.625%, 04/20/2027(b)		200	206,812
Ecuador Government International Bond 2.50%, 07/31/2040(b) (g)		250	113,203
3.50%, 07/31/2035(b) (g)		1,242	618,963
Egypt Government International Bond 7.50%, 01/31/2027(b)		215	206,467
7.60%, 03/01/2029(b) (g)		400	362,875
8.15%, 11/20/2059(b)		305	216,645
8.50%, 01/31/2047(b)		305	225,700

	Principal Amount (000)		U.S. $ Value

8.875%, 05/29/2050(b)	U.S.$	327	$248,929
El Salvador Government International Bond 6.375%, 01/18/2027(b)		134	118,858
8.625%, 02/28/2029(b)		416	366,912
Ghana Government International Bond 7.875%, 02/11/2035(a) (b) (h)		200	102,188
8.63%, 06/16/2049(a) (e) (h)		279	139,500
8.95%, 03/26/2051(a) (b) (h)		211	107,610
Hungary Government International Bond 5.25%, 06/16/2029(b)		295	289,469
6.75%, 09/25/2052(b)		200	214,475
Ivory Coast Government International Bond 6.125%, 06/15/2033(b)		515	453,844
6.375%, 03/03/2028(b)		200	193,250
Jamaica Government International Bond 8.00%, 03/15/2039		208	243,360
Lebanon Government International Bond 6.00%, 01/27/2023(a) (b) (i)		36	2,430
6.65%, 04/22/2024(a) (b) (i)		57	3,848
6.85%, 03/23/2027(a) (b) (h)		481	32,468
Series E 6.10%, 10/04/2022(a) (b) (i)		216	14,580
Series G 1.00%, 11/27/2026(a) (b) (h)		170	11,475
6.20%, 02/26/2025(a) (b) (h)		206	13,905
Nigeria Government International Bond 6.125%, 09/28/2028(b)		326	285,861
6.50%, 11/28/2027(b)		222	205,419
7.375%, 09/28/2033(b)		363	296,639
8.375%, 03/24/2029(b)		207	194,063
Oman Government International Bond 6.25%, 01/25/2031(b)		275	283,078
7.375%, 10/28/2032(b)		200	220,750
Pakistan Government International Bond 8.875%, 04/08/2051(b)		259	194,278
Panama Government International Bond 3.87%, 07/23/2060		370	210,784
6.85%, 03/28/2054		200	183,600
Paraguay Government International Bond 3.85%, 06/28/2033(b)		223	192,756
5.40%, 03/30/2050(b)		249	215,229
Peruvian Government International Bond 5.625%, 11/18/2050		65	63,375
Philippine Government International Bond 3.56%, 09/29/2032		450	400,922
4.20%, 03/29/2047		273	227,443
Republic of Kenya Government International Bond 8.00%, 05/22/2032(b)		240	207,360
Republic of Poland Government International Bond 4.875%, 10/04/2033		98	95,569
Republic of South Africa Government International Bond 5.875%, 04/20/2032		370	342,713
6.30%, 06/22/2048		220	178,750
Romanian Government International Bond 3.00%, 02/14/2031(b)		94	78,020
3.625%, 03/27/2032(b)		238	201,333
4.00%, 02/14/2051(b)		210	145,031
5.875%, 01/30/2029(b)		60	59,569
6.00%, 05/25/2034(b)		230	225,903
Saudi Government International Bond 3.45%, 02/02/2061(b)		262	170,955
5.00%, 01/18/2053(b)		313	275,440
5.75%, 01/16/2054(b)		200	194,800
Senegal Government International Bond 6.25%, 05/23/2033(b)		205	171,431
Serbia International Bond 6.50%, 09/26/2033(b)		390	395,484

	Principal Amount (000)		U.S. $ Value

Sri Lanka Government International Bond 7.85%, 03/14/2029(a) (b) (h)	U.S.$	578	$339,394
Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(b)		200	198,625
Turkiye Government International Bond 5.875%, 06/26/2031		755	695,072
6.125%, 10/24/2028		270	263,503
Ukraine Government International Bond 6.75%, 06/20/2028(b) (g)	EUR	173	51,877
7.75%, 09/01/2025(b) (g)	U.S.$	343	108,217
7.75%, 09/01/2026(b) (g)		371	114,268
Uruguay Government International Bond 4.975%, 04/20/2055		62	56,972
5.10%, 06/18/2050		124	117,001
Venezuela Government International Bond 11.95%, 08/05/2031(a) (b) (h)		265	48,139
12.75%, 08/23/2022(a) (b) (i)		254	46,246
Zambia Government International Bond 0.50%, 12/31/2053(b)		132	64,685
5.75%, 06/30/2033(b) (g)		159	140,140

			16,289,457

Corporate Bonds – 5.7%
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(b)		210	179,663
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		200	198,510
AES Andes SA 6.30%, 03/15/2029(b)		200	200,380
8.15%, 06/10/2055(b)		200	200,255
Akbank TAS 7.50%, 01/20/2030(b)		200	198,976
Banco de Credito del Peru SA 5.85%, 01/11/2029(b)		64	64,811
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)		200	194,680
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		219	166,659
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		200	169,300
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		200	106,312
CIBANCO SA Institucion de Banca Multiple Trust
CIB/3332 4.375%, 07/22/2031(b)		200	160,437
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(b)	PEN	500	132,539
CSN Resources SA 4.625%, 06/10/2031(b)	U.S.$	200	157,000
Ecopetrol SA 8.625%, 01/19/2029		516	543,142
Empresa Generadora de Electricidad Haina SA 5.625%, 11/08/2028(b)		200	184,500
Empresas Publicas de Medellin ESP 8.375%, 11/08/2027(b)	COP	418,000	88,202
Engie Energia Chile SA 6.375%, 04/17/2034(b)	U.S.$	200	202,750
Falabella SA 3.75%, 10/30/2027(b)		200	185,300
First Quantum Minerals Ltd. 9.375%, 03/01/2029(b)		200	209,177
Globo Comunicacao e Participacoes SA 5.50%, 01/14/2032(b)		200	175,438
Greenko Dutch BV 3.85%, 03/29/2026(b)		182	171,819
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		220	211,750
India Clean Energy Holdings 4.50%, 04/18/2027(b)		200	183,625

	Principal Amount (000)		U.S. $ Value

Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)	U.S.$	200	$184,125
JSW Steel Ltd. 3.95%, 04/05/2027(b)		200	187,125
Lenovo Group Ltd. 3.42%, 11/02/2030(b)		245	216,289
Leviathan Bond Ltd. 6.125%, 06/30/2025(b)		6	5,492
6.75%, 06/30/2030(b)		42	37,840
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		294	267,461
Melco Resorts Finance Ltd. 5.75%, 07/21/2028(b)		200	187,000
Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(b)		200	204,688
Minejesa Capital BV 5.625%, 08/10/2037(b)		215	195,314
Nexa Resources SA 6.75%, 04/09/2034(b)		200	202,248
OCP SA 7.50%, 05/02/2054(b)		200	203,784
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(b)		132	165
OEC Finance Ltd. 7.125%, 12/26/2046(b) (d) (g) (j)		146	8,534
Prosus NV 3.06%, 07/13/2031(b)		200	165,750
Raizen Fuels Finance SA 6.45%, 03/05/2034(b)		200	203,437
Sands China Ltd. 5.40%, 08/08/2028(g)		200	195,887
Stillwater Mining Co. 4.00%, 11/16/2026(b)		200	182,750
Studio City Finance Ltd. 6.50%, 01/15/2028(b)		200	190,250
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		260	214,663
Tonon Luxembourg SA 6.50%, 10/31/2024(a) (e) (h)		105	11
UEP Penonome II SA 6.50%, 10/01/2038(b)		233	195,086
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(a) (c) (d) (e) (i)		202	20
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		191	148,084

			7,681,228

Quasi-Sovereign Bonds – 4.1%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(b)		235	177,498
Banco Nacional de Panama 2.50%, 08/11/2030(b)		200	153,500
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(b)		200	198,080
Bapco Energies BSC Closed 7.50%, 10/25/2027(b)		259	263,937
CNAC HK Finbridge Co., Ltd. 5.125%, 03/14/2028(b)		200	197,875
Comision Federal de Electricidad 5.00%, 09/29/2036(b)		212	185,014
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(b)		518	515,669
DP World Ltd./United Arab Emirates 6.85%, 07/02/2037(b)		200	217,500
Gaci First Investment Co. 4.875%, 02/14/2035(b)		200	188,454
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 05/15/2030(b)		200	196,000

	Principal Amount (000)		U.S. $ Value

NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028(e) (g)	U.S.$	200	$150,096
7.65%, 07/19/2025(d) (e) (g)		190	174,800
Pertamina Persero PT 2.30%, 02/09/2031(b)		200	166,062
Petroleos de Venezuela SA 5.375%, 04/12/2027(a) (b) (h)		1,271	148,583
9.00%, 11/17/2021(a) (b) (i)		128	16,120
Petroleos Mexicanos 6.35%, 02/12/2048		480	304,464
6.50%, 03/13/2027		901	858,112
6.75%, 09/21/2047		40	26,355
8.75%, 06/02/2029		175	171,828
QatarEnergy 3.30%, 07/12/2051(b)		706	493,317
State Agency of Roads of Ukraine 6.25%, 06/24/2030(e) (g)		360	97,200
TC Ziraat Bankasi AS 8.00%, 01/16/2029(b)		200	202,563
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		204	203,044
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(b)		200	207,813

			5,513,884

Emerging Markets - Treasuries – 1.2%
Brazil Notas do Tesouro Nacional
Series F 10.00%, 01/01/2027	BRL	1,614	277,185
10.00%, 01/01/2029		930	154,325
Dominican Republic International Bond 10.75%, 06/01/2036(b)	DOP	8,850	148,533
11.25%, 09/15/2035(b)		11,500	203,347
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	11,400	466,522
Turkiye Government Bond 12.60%, 10/01/2025	TRY	7,790	180,020
26.20%, 10/05/2033		5,598	169,072

			1,599,004

Treasury Bonds – 1.2%
Colombian TES Series B 7.25%, 10/26/2050	COP	4,309,400	670,760
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	79,250	186,994
Series 34/A 2.25%, 06/22/2034		92,230	169,114
Series 38/A 3.00%, 10/27/2038		31,820	56,546
India Government Bond 7.18%, 08/14/2033	INR	42,270	511,118

			1,594,532

Total Fixed Income (cost $35,459,227)			32,678,105

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 6.5%
Treasury Bills – 5.2%
United States – 5.0%
U.S. Treasury Bill Zero Coupon, 08/01/2024	U.S.$	180	$179,189
Zero Coupon, 08/22/2024		6,400	6,351,790
Zero Coupon, 09/03/2024		180	178,320

Egypt – 0.2%
Egypt Treasury Bills Series 364D Zero Coupon, 09/10/2024		12,425,000	245,298

Total Treasury Bills (cost $6,948,188)			6,954,597

	Shares

Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(k) (l) (m) (cost $1,221,617)		1,221,617	1,221,617

	Principal Amount (000)

Time Deposits – 0.4%
ANZ, Hong Kong 3.11%, 07/01/2024	AUD	12	7,764
BBH, New York 3.13%, 07/01/2024	NOK	2	169
6.08%, 07/01/2024	ZAR	46	2,548
Citibank, London 2.59%, 07/01/2024	EUR	16	16,679
Citibank, New York 4.68%, 07/01/2024	U.S.$	398	398,372
HSBC, Hong Kong 3.68%, 07/02/2024	HKD	259	33,229
HSBC, Singapore 2.35%, 07/01/2024	SGD	1	694
Royal Bank of Canada, London 4.15%, 07/01/2024	GBP	5	6,817
Royal Bank of Canada, Toronto 3.52%, 07/02/2024	CAD	12	9,051
SEB, Stockholm 0.32%, 07/01/2024	CHF	1	1,395
2.51%, 07/01/2024	SEK	10	905
SMBC, Tokyo (0.14)%, 07/01/2024	JPY	4,954	30,792

Total Time Deposits (cost $508,415)			508,415

Total Short-Term Investments (cost $8,678,220)			8,684,629

Total Investments – 98.3% (cost $114,907,382)(n)			131,584,495
Other assets less liabilities - 1.7%			2,244,524

Net Assets – 100.0%			$133,829,019

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	195	September 2024	$10,609,950	$56,550
U.S. T-Note 2 Yr (CBT) Futures	4	September 2024	816,875	(406)
U.S. T-Note 5 Yr (CBT) Futures	15	September 2024	1,598,672	9,297
U.S. T-Note 10 Yr (CBT) Futures	23	September 2024	2,529,641	22,281
U.S. Ultra Bond (CBT) Futures	14	September 2024	1,754,812	31,719

				$119,441

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	36,393	USD	7,041	07/02/2024	$530,906
Bank of America NA	USD	6,547	BRL	36,393	07/02/2024	(36,539)
Bank of America NA	USD	604	PLN	2,466	07/11/2024	8,840
Bank of America NA	COP	2,046,543	USD	530	07/19/2024	38,557
Bank of America NA	IDR	52,052,607	USD	3,240	07/19/2024	57,719
Bank of America NA	CNH	135,623	USD	18,790	07/23/2024	179,448
Barclays Bank PLC	CZK	23,278	USD	981	07/11/2024	(14,047)
Barclays Bank PLC	KRW	3,479,317	USD	2,525	07/18/2024	2,245
Barclays Bank PLC	USD	2,070	IDR	33,136,865	07/19/2024	(44,797)
Barclays Bank PLC	MYR	14,689	USD	3,154	08/21/2024	37,897
Barclays Bank PLC	USD	1,948	MYR	9,241	08/21/2024	12,276
Barclays Bank PLC	USD	9,272	MYR	43,586	08/21/2024	(24,574)
Barclays Bank PLC	USD	1,804	ZAR	33,522	08/22/2024	31,576
Brown Brothers Harriman & Co.	PLN	643	USD	162	07/11/2024	2,689
Brown Brothers Harriman & Co.	THB	61,974	USD	1,697	07/12/2024	6,350
Brown Brothers Harriman & Co.	USD	677	THB	24,371	07/12/2024	(12,706)
Brown Brothers Harriman & Co.	MXN	7,449	USD	400	07/25/2024	(5,935)
Deutsche Bank AG	BRL	26,796	USD	4,820	07/02/2024	26,904
Deutsche Bank AG	USD	4,931	BRL	26,796	07/02/2024	(137,065)
Deutsche Bank AG	HUF	182,955	USD	506	07/11/2024	9,959
Deutsche Bank AG	COP	5,842,022	USD	1,479	07/19/2024	76,620
Deutsche Bank AG	USD	130	IDR	2,151,976	07/19/2024	1,132
Deutsche Bank AG	CNH	16,291	USD	2,246	07/23/2024	10,476
Deutsche Bank AG	USD	1,054	PHP	61,859	07/25/2024	4,650
Deutsche Bank AG	USD	3,096	PHP	177,668	07/25/2024	(56,221)
Deutsche Bank AG	BRL	26,796	USD	4,914	08/02/2024	138,225
Deutsche Bank AG	ZAR	12,248	USD	667	08/22/2024	(3,513)
Goldman Sachs Bank USA	BRL	3,337	USD	600	07/02/2024	3,350
Goldman Sachs Bank USA	USD	631	BRL	3,337	07/02/2024	(34,496)
Goldman Sachs Bank USA	USD	6,095	MXN	102,013	07/25/2024	(538,785)
Goldman Sachs Bank USA	USD	909	PHP	51,305	07/25/2024	(31,287)
Goldman Sachs Bank USA	MYR	8,117	USD	1,739	08/21/2024	16,710
HSBC Bank USA	KRW	458,698	USD	338	07/18/2024	5,631
HSBC Bank USA	IDR	15,176,033	USD	931	07/19/2024	3,169
HSBC Bank USA	USD	942	IDR	15,090,626	07/19/2024	(19,486)
HSBC Bank USA	TRY	43,372	USD	1,274	07/24/2024	(21,882)
HSBC Bank USA	PHP	8,343	USD	142	07/25/2024	(1,209)
JPMorgan Chase Bank NA	IDR	3,320,879	USD	204	07/19/2024	703
JPMorgan Chase Bank NA	CNH	17,463	USD	2,421	07/23/2024	24,305
JPMorgan Chase Bank NA	USD	5,938	INR	497,272	09/13/2024	12,031
Morgan Stanley Capital Services LLC	HUF	387,802	USD	1,042	07/11/2024	(8,838)
Morgan Stanley Capital Services LLC	KRW	1,800,903	USD	1,323	07/18/2024	17,035
Morgan Stanley Capital Services LLC	USD	1,121	KRW	1,529,055	07/18/2024	(11,854)
Morgan Stanley Capital Services LLC	CLP	1,040,954	USD	1,116	07/19/2024	9,622
Morgan Stanley Capital Services LLC	PEN	4,894	USD	1,310	07/19/2024	36,858
Morgan Stanley Capital Services LLC	USD	35	PEN	128	07/19/2024	(1,229)
Morgan Stanley Capital Services LLC	USD	870	PHP	50,503	07/25/2024	(6,092)
Morgan Stanley Capital Services LLC	MYR	6,237	USD	1,311	08/21/2024	(11,939)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	3,410	TWD	108,760	08/23/2024	$(59,011)
UBS AG	BRL	6,260	USD	1,126	07/02/2024	6,285
UBS AG	USD	1,153	BRL	6,260	07/02/2024	(32,915)
UBS AG	MXN	12,476	USD	694	07/25/2024	14,560
UBS AG	PHP	207,540	USD	3,625	07/25/2024	73,570
UBS AG	TWD	13,986	USD	433	08/23/2024	2,324
UBS AG	USD	2,043	TWD	65,557	08/23/2024	(23,357)
UBS AG	INR	202,001	USD	2,411	09/13/2024	(5,636)

						$259,209

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Qatar Government International Bond, 9.75%, 06/15/2030, 06/20/2029*	1.00%	Quarterly	0.42%	USD	2,540	$(66,197)	$(66,888)	$691
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2029*	1.00	Quarterly	1.69	USD	110	(3,272)	(1,877)	(1,395)
CDX-EM Series 41, 5 Year Index, 06/20/2029*	1.00	Quarterly	1.75	USD	110	(3,491)	(3,468)	(23)
Columbia Government International Bond, 10.375%, 01/28/2033, 06/20/2029*	1.00	Quarterly	1.95	USD	120	(4,884)	(3,962)	(922)
Indonesia Government International Bond, 4.125%, 01/15/2025, 06/20/2029*	1.00	Quarterly	0.79	USD	110	1,069	1,167	(98)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2029*	1.00	Quarterly	0.67	USD	110	1,646	1,387	259
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2029*	1.00	Quarterly	2.08	USD	140	(6,511)	(8,575)	2,064
Turkey Government International Bond, 11.875%, 01/15/2030, 06/20/2029*	1.00	Quarterly	2.75	USD	150	(11,037)	(14,367)	3,330
United Mexican States, 4.150%, 03/28/2027, 06/20/2029*	1.00	Quarterly	1.11	USD	110	(488)	390	(878)

						$(93,165)	$(96,193)	$3,028

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$ (110,073)	$-0-	$(110,073)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $24,757,827 or 18.50% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Ghana Government International Bond 8.63%, 06/16/2049	08/31/2022	$ 100,635	$ 139,500	0.10%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2028	11/04/2019	200,000	150,096	0.11%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.65%, 07/19/2025	12/08/2021	190,777	174,800	0.13%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	0	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	0	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388	0	0.00%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	360,000	97,200	0.07%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	199,358	11	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	20	0.00%

(f) Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LUKOIL PJSC	01/11/2016 - 02/15/2022	$ 959,077	$ 0	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(h)	Defaulted.
(i)	Defaulted matured security.

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Affiliated investments.
(n)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,210,221 and gross unrealized depreciation of investments was $(10,261,503), resulting in net unrealized appreciation of $16,948,718.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDX-EM – Emerging Market Credit Default Swap Index

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REG – Registered Shares

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

20.7%	China
14.3%	Taiwan
10.9%	India
10.8%	South Korea
5.4%	Brazil
3.9%	United Arab Emirates
2.3%	United States
2.3%	Turkey
1.9%	Colombia
1.6%	Mexico
1.5%	Saudi Arabia
1.3%	Chile
1.3%	South Africa
15.3%	Other
6.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Angola, Argentina, Bahrain, Costa Rica, Cote D’Ivoire, Czech Republic, Dominican Republic, Ecuador, Egypt, El Salvador, Ghana, Greece, Hong Kong, Hungary, Indonesia, Israel, Jamaica, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Qatar, Romania, Russia, Senegal, Serbia, Sri Lanka, Thailand, Trinidad and Tobago, Ukraine, Uruguay, Venezuela and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$2,050,262	$23,955,672	$-0-	$26,005,934
Financials	6,450,394	17,289,960	0#	23,740,354
Consumer Discretionary	3,821,430	11,002,793	-0-	14,824,223
Communication Services	371,938	8,730,124	0#	9,102,062
Industrials	2,132,050	1,332,349	0#	3,464,399
Real Estate	3,225,126	-0-	-0-	3,225,126
Materials	601,632	2,290,743	0#	2,892,375
Consumer Staples	1,179,430	1,682,071	0#	2,861,501
Energy	715,366	1,382,321	0#	2,097,687
Utilities	228,868	1,368,300	-0-	1,597,168
Health Care	-0-	410,932	-0-	410,932
Fixed Income Securities:
Sovereign Bonds	-0-	16,289,457	-0-	16,289,457
Corporate Bonds	-0-	7,681,208	20	7,681,228
Quasi-Sovereign Bonds	-0-	5,513,884	-0-	5,513,884
Emerging Markets - Treasuries	-0-	1,599,004	-0-	1,599,004
Treasury Bonds	-0-	1,594,532	-0-	1,594,532
Short-Term Investments:
Treasury Bills	-0-	6,954,597	-0-	6,954,597
Investment Companies	1,221,617	-0-	-0-	1,221,617
Time Deposits	508,415	-0-	-0-	508,415

Total Investments in Securities	22,506,528	109,077,947 +	20	131,584,495
Other Financial Instruments*:
Assets
Futures	119,847	-0-	-0-	119,847
Forward Currency Exchange Contracts	-0-	1,402,622	-0-	1,402,622
Centrally Cleared Credit Default Swaps	-0-	2,715	-0-	2,715
Liabilities
Futures	(406)	-0-	-0-	(406)
Forward Currency Exchange Contracts	-0-	(1,143,413)	-0-	(1,143,413)
Centrally Cleared Credit Default Swaps	-0-	(95,880)	-0-	(95,880)
Centrally Cleared Interest Rate Swaps	-0-	(110,073)	-0-	(110,073)

Total	$22,625,969	$109,133,918	$20	$131,759,907

#	The Fund held securities with zero market value at period end.
+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2024 is as follows:

Fund	Market Value 3/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,550	$17,601	$17,929	$1,222	$25
Government Money Market Portfolio*	-0-	848	848	-0-	1

Total				$1,222	$26

*	Investment of cash collateral for securities lending transactions.